Investee Companies and other investments (Pumped Storage Projects) (Narrative) (Details) € in Thousands, ₪ in Thousands			1 Months Ended											12 Months Ended
	Feb. 11, 2021 EUR (€)	Nov. 03, 2014	Jan. 31, 2021	Nov. 30, 2020 EUR (€)	Jul. 31, 2020 ILS (₪)	Jul. 31, 2020 EUR (€)	Jun. 30, 2020 ILS (₪)	Jun. 30, 2020 EUR (€)	Mar. 18, 2018 ILS (₪)	Mar. 18, 2018 EUR (€)	Dec. 27, 2017 ILS (₪)	Dec. 27, 2017 EUR (€)	Aug. 31, 2016	Dec. 31, 2020 ILS (₪)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2020 EUR (€)
Disclosure of subsidiaries [line items]
Amount of loan																€ 93,320		€ 198,169
Repayment of loan and accrued interest															€ 3,959
Loan maturity				5 years
Project development costs															€ 3,491	4,213	€ 2,878
Capitalized assets																310,172	€ 211,160	460,172
Sheva Mizrakot and Ellomay Water [Member]
Disclosure of subsidiaries [line items]
Amount of loan																		90,000
Ellomay and Ampa Investments Ltd [Member]
Disclosure of subsidiaries [line items]
Percentage of subsidiary owned														16.667%	16.667%
Manara PSP [Member]
Disclosure of subsidiaries [line items]
Percentage of subsidiary owned			83.333%
Interest rate	3.25%
Amount ancillary facilities																		37,000
Capitalized assets																		€ 16,607
Manara PSP [Member] | Tranche One [Member]
Disclosure of subsidiaries [line items]
Loan maturity	19.5 years
Default Average annual debt service cover ratio	1.35:1.0
Manara PSP [Member] | Tranche Two [Member]
Disclosure of subsidiaries [line items]
Loan maturity	12 years
Default Average annual debt service cover ratio	1.05:1.00
NIS [Member] | Sheva Mizrakot and Ellomay Water [Member]
Disclosure of subsidiaries [line items]
Amount of loan | ₪														₪ 353,000
NIS [Member] | Manara PSP [Member]
Disclosure of subsidiaries [line items]
Amount of loan	€ 11,800
Amount ancillary facilities | ₪														146,000
Euro [Member]
Disclosure of subsidiaries [line items]
Amount of loan				€ 750
Interest rate				3.00%
Euro [Member] | Kochav Hayarden's [Member]
Disclosure of subsidiaries [line items]
Claims damages										€ 1,020		€ 1,020
Euro [Member] | Manara PSP [Member]
Disclosure of subsidiaries [line items]
Amount of loan	€ 300,000
Pumped Storage Projects [Member]
Disclosure of subsidiaries [line items]
Amount of Acquisition															€ 869
Remaining amount of Acquisition															€ 6,592
Pumped Storage Projects [Member] | NIS [Member]
Disclosure of subsidiaries [line items]
Amount of Acquisition | ₪														3,400
Remaining amount of Acquisition | ₪														₪ 26,000
A.R.Z. Electricity Ltd [Member] | Pumped Storage Projects [Member] | Second Installment [Member]
Disclosure of subsidiaries [line items]
Compensation received								€ 1,418
A.R.Z. Electricity Ltd [Member] | Pumped Storage Projects [Member] | Second Installment [Member] | NIS [Member]
Disclosure of subsidiaries [line items]
Compensation received | ₪							₪ 5,500
Electra's holdings [Member] | Pumped Storage Projects [Member]
Disclosure of subsidiaries [line items]
Percentage of share capital holds		100.00%
Sheva Mizrakot Ltd [Member]
Disclosure of subsidiaries [line items]
Percentage of subsidiary owned																	33.33%
Sheva Mizrakot Ltd [Member] | Pumped Storage Projects [Member]
Disclosure of subsidiaries [line items]
Percentage of acquire cooperatives holdings		25.00%
Agira Sheuva Electra, L.P [Member] | Pumped Storage Projects [Member]
Disclosure of subsidiaries [line items]
Percentage of acquire cooperatives holdings		75.00%
Chashgal Elyon Ltd. [Member] | Pumped Storage Projects [Member]
Disclosure of subsidiaries [line items]
Percentage of acquire cooperatives holdings		75.00%
Ellomay Pumped Storage [Member]
Disclosure of subsidiaries [line items]
Percentage of subsidiary owned														75.00%	75.00%
Licence period													72 months
Amount of Settlement						€ 88
Amount paid in land assessment															€ 16,980
Amount of royalties															€ 2,520
Interest rate														75.00%				75.00%
Ellomay Pumped Storage [Member] | NIS [Member]
Disclosure of subsidiaries [line items]
Amount of Settlement | ₪					₪ 350
Amount paid in land assessment | ₪														₪ 66,700
Amount of royalties | ₪														₪ 9,900
Kochav Pumped Storage [Member] | NIS [Member]
Disclosure of subsidiaries [line items]
Claims damages | ₪									₪ 4,238		₪ 4,200
Manara PSP [Member]
Disclosure of subsidiaries [line items]
Percentage of subsidiary owned														83.333%	83.333%
Interest rate														83.333%				83.333%
Project development costs															€ 925	€ 3,487
Manara PSP [Member] | Construction Period [Member]
Disclosure of subsidiaries [line items]
Interest rate	3.90%
E.R.Z [Member]
Disclosure of subsidiaries [line items]
Percentage of subsidiary owned														33.00%	33.00%
Interest rate														33.00%				33.00%